Borrowings	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Wilco Holdco Inc
Borrowings

7. Borrowings

Long-term debt consisted of the following at March 31, 2021 and December 31, 2020 (in thousands):

	March 31, 2021	December 31, 2020
First lien term loan (1) (due May 10, 2023, with principal payable in quarterly installments)	$777,873	$779,915
Second lien subordinated loan (2) (due in one payment on May 10, 2024)	231,335	231,335
Less: unamortized debt issuance costs	(8,211)	(8,933)
Less: unamortized original issue discount	(2,460)	(2,732)

Total debt	$998,537	$999,585
Less: current portion of long-term debt	(8,167)	(8,167)

Long-term debt, net	$990,370	$991,418

(1)

Interest rate of 4.5% at March 31, 2021 and December 31, 2020, with interest payable in designated installments (dependent upon the base interest rate election) at a variable interest rate. The effective interest rate for the first lien term loan was 4.9% at March 31, 2021 and December 31, 2020.

(2)

Interest rate of 10.3% at March 31, 2021 and December 31, 2020, with interest paid in designated installments (dependent upon the base interest rate election). The effective interest rate for the second lien term loan was 10.9% at March 31, 2021 and December 31, 2020.

The Company’s credit agreements contain covenants with which the Borrower must comply. For the first lien credit agreement, the Borrower must maintain, as of the last day of each fiscal quarter when the sum of the outstanding balance of revolving loans, swingline loans and certain letters of credit exceeds 30% of the total revolving credit facility commitment, a ratio of consolidated first lien net debt to consolidated adjusted earnings before interest, taxes, depreciation and amortization (“EBITDA”), as defined in the agreements, not to exceed 6.25:1.00. Additionally, the agreements are subject to subjective acceleration clauses, effective upon a material adverse change in the Company’s business or financial condition. As of March 31, 2021, the Borrower was in compliance with the financial covenant contained in the first lien agreement.

Revolving credit facility

The first lien agreement includes a revolving credit facility with a maximum borrowing capacity of $70.0 million, including $15.0 million sub-limit for swingline loans and amounts available for letters of credit. The issuance of such letters of credit and the making of swingline loans reduces the amount available under the applicable revolving credit facility. The Company incurred debt issuance costs of $1.6 million associated with entering the agreement.

The Company drew amounts of $19.0 million and $49.8 million under its revolving credit facility in March and April 2020, respectively. The Company repaid the borrowed amounts in full in June 2020. As of March 31, 2021 and December 31, 2020, no borrowings were outstanding under the revolving credit facility.

The Company had letters of credit totaling $1.2 million under the letter of credit sub-facility on the revolving credit facilities as of March 31, 2021 and December 31, 2020, respectively. The letters of credit auto-renew on an annual basis and are pledged to insurance carriers as collateral.

Aggregate maturities of long-term debt at March 31, 2021 are as follows (in thousands):

2021	$6,125
2022	8,167
2023	763,581
2024	231,335

Total future maturities	1,009,208
Original issue discount and debt issuance costs	(10,671)

Total debt	$998,537

7. Borrowings

Long-term debt consisted of the following at December 31, 2020 and 2019 (in thousands):

	2020	2019
First lien term loan(1) (due May 10, 2023, with principal payable in quarterly installments)	$779,915	$788,081
Second lien subordinated loan(2) (due in one payment on May 10, 2024)	231,335	225,000
Less: unamortized debt issuance costs	(8,933)	(12,120)
Less: unamortized original issue discount	(2,732)	(3,777)

Total debt	$999,585	$997,184
Less: current portion of long-term debt	(8,167)	(8,167)

Long-term debt, net	$991,418	$989,017

(1)

Interest rate of 4.5% and 5.2% at December 31, 2020 and 2019, respectively, with interest payable in designated installments (dependent upon the base interest rate election) at a variable interest rate.

(2)	Interest rate of 10.3% and 11.0% at December 31, 2020 and 2019, respectively, with interest paid in designated installments (dependent upon the base interest rate election).

2016 first and second lien credit agreements

On May 10, 2016, the Company borrowed $660.0 million in term debt in accordance with its first lien credit agreement. The Company incurred debt issuance costs and an original issue discount (“OID”) of $17.3 million and $8.1 million, respectively. The first lien term loan is payable in quarterly installments and matures on May 10, 2023.

On May 10, 2016, the Company borrowed $225.0 million in subordinated term debt in accordance with its second lien credit agreement. The Company incurred debt issuance costs of $7.9 million. The second lien term loan matures on May 10, 2024.

On December 22, 2016, the Company converted $50.0 million of revolver borrowings into $50.0 million of term debt and borrowed an additional $5.0 million under an amendment to the first lien credit agreement. The Company incurred debt issuance costs and OID of $0.1 million and $0.6 million, respectively.

On June 29, 2017, the Company borrowed an additional $50.0 million under a second amendment to the first lien credit agreement. The Company incurred debt issuance costs and OID of $0.1 million and $0.5 million, respectively.

On August 16, 2017, the Company repriced the first lien credit agreement under a third amendment. The applicable interest rate spreads for term debt were lowered from 4.5% to 3.5% per annum for LIBOR loans and from 3.5% to 2.5% per annum for prime rate loans. On the same day, the Company borrowed an additional $10.0 million under a fourth amendment to the first lien credit agreement. The Company incurred debt issuance costs of $0.4 million.

On October 2, 2018, the Company borrowed an additional $40.0 million under a fifth amendment to the first lien credit agreement, with an OID of $0.3 million.

On March 31, 2020, the Company elected to pay a portion of its interest in kind on its second lien credit agreement by capitalizing and adding such interest to the principal amount of the debt. The Company made two paid in kind interest elections in the amounts of $3.1 million and $3.2 million on June 30, 2020 and September 30, 2020, respectively.

The 2016 first and second lien credit arrangements are guaranteed by Wilco Intermediate and its domestic subsidiaries, subject to customary exceptions (collectively, the “Guarantors”) and secured by substantially all of the assets of ATI Holdings Acquisition, Inc. (the “Borrower”) and Guarantors. The 2016 first and second lien borrowings bear interest, at the Borrower’s election, at a base interest rate of the Alternate Base Rate (“ABR”) or LIBOR plus an interest rate spread, as defined in the first and second lien credit agreements. The ABR is the highest of (i) the federal funds rate plus 0.5%, (ii) one-month LIBOR plus 1.0% and (iii) the prime rate. The LIBOR term may be one, two, three or six months (or, to the extent available, twelve months or a shorter period).

The per annum interest rate spread for first lien term loans is (a) 2.50% for ABR loans and (b) 3.50% for LIBOR loans. The interest rate spread for second lien term loans is (a) 8.25% for ABR loans and (b) 9.25% for LIBOR loans, in each case with an increase of 1.25% per annum for any interest period in which the Borrower elects to pay a portion of the required interest in kind. The effective interest rate for the first lien term loan was 4.9% and 5.6% for the years ended December 31, 2020 and 2019, respectively. The effective interest rate for the second lien term loan was 10.9% and 11.6% for the years ended December 31, 2020 and 2019, respectively.

The agreements contain covenants with which the Borrower must comply. For the first lien credit agreement, the Borrower must maintain, as of the last day of each fiscal quarter when the sum of the outstanding balance of revolving loans, swingline loans and certain letters of credit exceeds 30% of the total revolving credit facility commitment, a ratio of consolidated first lien net debt to consolidated adjusted earnings before interest, taxes, depreciation and amortization (“EBITDA”), as defined in the agreements, not to exceed 6.25:1.00. Additionally, the agreements are subject to subjective acceleration clauses, effective upon a material adverse change in the Company’s business or financial condition. As of December 31, 2020, the Borrower was in compliance with the financial covenant contained in the first lien agreement.

Revolving credit facility

The first lien agreement includes a revolving credit facility with a maximum borrowing capacity of $70.0 million, including $15.0 million sub-limit for swingline loans and amounts available for letters of credit. The issuance of such letters of credit and the making of swingline loans reduces the amount available under the applicable revolving credit facility. The Company incurred debt issuance costs of $1.6 million associated with entering the agreement.

The Borrower may make draws under the revolving credit facility to make or purchase additional investments and for general working capital purposes until the maturity date of the revolving credit facility. On November 13, 2020, the Company extended the maturity date of its revolving credit facility from May 10, 2021 to May 10, 2023 under a sixth amendment to the first lien credit agreement. The first lien revolving facility matures on May 10, 2023 unless (a) as of February 9, 2023 (the “Springing Maturity Date”), either (i) more than $100.0 million of first lien term loans remain outstanding on the Springing Maturity Date or (ii) the debt incurred to refinance any portion of the first lien term loans in excess of $100.0 million does not satisfy specified parameters, in which case the first lien revolving facility will mature on February 9, 2023, or (b) the Borrower makes certain prohibited restricted payments as defined in the agreement, in which case the first lien revolving facility will mature on the later of (i) the date of such restricted payment and (ii) May 10, 2021. The Company incurred $0.4 million in fees associated with the extension.

The per annum interest rate spread for first lien revolving loans is (a) 3.50% for ABR loans and (b) 4.50% for LIBOR loans, with stepdowns based on the first lien leverage ratio. The applicable interest rate spreads were 3.0% and 3.5% for ABR revolving borrowings, and 4.0% and 4.5% for LIBOR revolving borrowings at December 31, 2020 and 2019, respectively. In addition to the stated interest rate on borrowings under the revolving credit facility, the Company is required to pay a commitment fee of between 0.25% and 0.5% per annum on any unused portion of the revolving credit facility based on the Company’s first lien leverage ratio. The fee was 0.25% at December 31, 2020.

The Company drew amounts totaling $68.8 million under its revolving credit facility in March and April 2020. The Company repaid the borrowed amounts in full in June 2020. As of December 31, 2020 and 2019, no borrowings were outstanding under the revolving credit facility.

The Company had letters of credit totaling $1.2 million under the letter of credit sub-facility on the revolving credit facilities as of December 31, 2020 and 2019, respectively. The letters of credit auto-renew on an annual basis and are pledged to insurance carriers and a landlord as collateral.

Aggregate maturities of long-term debt are as follows (in thousands):

2021	$8,167
2022	8,167
2023	763,581
2024	231,335

Total future maturities	1,011,250
Original issue discount and debt issuance costs	(11,665)

Total debt	$999,585